INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2023	2022

Raw materials, parts and supplies	$11,993	$6,086
Work in progress and assembled raw materials	9,392	10,294
Finished products	17,140	16,644

	$38,525	$33,024

b.	Inventory net write-offs amounted to $3,674, $2,805 and $3,361 for the years ended December 31, 2023, 2022 and 2021, respectively.